Drilling units (Details) - USD ($) $ in Millions		1 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 23, 2022	Jun. 30, 2021	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Impairment		$ (152)	$ 0	$ 0	$ (152)	$ (4,087)
Accumulated depreciation
Depreciation			(17)	(135)	(127)	(319)
Drilling units
Cost
Opening balance	$ 1,575		2,241	1,575	2,673
Additions			20	210	84
Impairment					(152)
Disposals			(23)	(24)	(364)
Derecognition of West Linus	(211)
Closing balance	1,575		1,575	1,761	2,241	2,673
Accumulated depreciation
Opening balance	0		(810)	0	(918)
Depreciation			(17)	(93)	(119)
Disposal of West Venture			23	0	227
Derecognition of West Linus	36
Closing balance	0		0	(93)	(810)	(918)
Disposal, net			0	(24)	(137)
Derecognition of West Linus	(175)
Net book value	(1,575)		(1,575)	(1,668)	(1,431)	$ (1,755)
Drilling units | Fresh Start Adjustments
Cost
Opening balance	452			452
Closing balance			452
Accumulated depreciation
Opening balance	$ (768)			$ (768)
Closing balance			(768)
Net book value			316
Drilling units | Predecessor
Cost
Opening balance			2,238
Closing balance					2,238
Accumulated depreciation
Opening balance			$ (804)
Closing balance					(804)
Net book value					$ (1,434)